Earnings Per Share - Calculation of Basic and Diluted Earnings Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Class B Ordinary shares [Member] USD ($)	Dec. 31, 2013 Class B Ordinary shares [Member] CNY	Dec. 31, 2012 Class B Ordinary shares [Member] CNY	Dec. 31, 2011 Class B Ordinary shares [Member] CNY	Dec. 31, 2013 Class A Ordinary shares [Member] USD ($)	Dec. 31, 2013 Class A Ordinary shares [Member] CNY
Basic Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-basic					$ 17,063	103,296	4,243	13,557	$ 456	2,758
Basic Denominator:
Denominator used for earnings per share	238,342,685	238,342,685	229,374,777	230,768,220	232,144,532	232,144,532	229,374,777	230,768,220	6,198,153	6,198,153
Earnings per share-basic	$ 0.07	0.45	0.02	0.06	$ 0.07	0.45	0.02	0.06	$ 0.07	0.45
Diluted Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share- diluted					15,723	95,179	4,243	13,557	1,796	10,875
Reallocation of net income attributable to ordinary shareholders as a result of conversion of Class B to Class A shares									15,723	95,179
Net income	$ 17,519	106,054	4,243	13,557	$ 15,723	95,179	4,243	13,557	$ 17,519	106,054
Diluted Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	238,342,685	238,342,685	229,374,777	230,768,220	232,144,532	232,144,532	229,374,777	230,768,220	6,198,153	6,198,153
Conversion of Class B to Class A ordinary shares									232,144,532	232,144,532
Stock options							4,303,704	6,475,349	21,386,682	21,386,682
Denominator used for earnings per share	259,729,367	259,729,367	233,678,481	237,243,569	232,144,532	232,144,532	233,678,481	237,243,569	259,729,367	259,729,367
Earnings per share-diluted	$ 0.07	0.41	0.02	0.06	$ 0.07	0.41	0.02	0.06	$ 0.07	0.41
Earnings per ADS:
Denominator used for earnings per ADS - basic									619,815	619,815
Denominator used for earnings per ADS - diluted									25,972,937	25,972,937
Earnings per ADS - basic	$ 0.74	4.45							$ 0.74	4.45
Earnings per ADS - diluted	$ 0.67	4.08							$ 0.67	4.08